Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 35.15%
iShares 0-3 Month Treasury Bond ETF		1,000	$100,050
Schwab Short-Term U.S. Treasury ETF		1,991	98,634
SPDR Portfolio Short Term Treasury ETF		1,664	49,338
Vanguard Short-Term Treasury ETF		1,664	98,609
TOTAL EXCHANGE TRADED FUNDS (Cost $349,836)			346,631

	Contracts	Notional Amount
PURCHASED OPTIONS - 110.88% (a)(b)
CALL OPTIONS - 104.79%
S&P 500® Mini Index, Expires 8/10/2022, Strike Price $0.46	22	$996,688	995,216
S&P 500® Mini Index, Expires 8/10/2022, Strike Price $450.42	16	724,864	38,147
			1,033,363
PUT OPTIONS - 6.09%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2022, Strike Price $118.37	80	967,520	20,817
iShares 20+ Year Treasury Bond ETF, Expires 8/10/2022, Strike Price $129.92	73	964,184	38,428
S&P 500® Mini Index, Expires 8/10/2022, Strike Price $180.62	22	996,688	744
			59,989
TOTAL PURCHASED OPTIONS (Cost $1,061,751)			1,093,352

Total Investments (Cost $1,411,587) - 146.03%			1,439,983
Liabilities in Excess of Other Assets - (46.03)%			(453,841)
TOTAL NET ASSETS - 100.00%			$986,142

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	8/10/2022	$180.62	22	$(996,688)	$(600,571)
					(600,571)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	8/10/2022	$124.60	80	(967,520)	(47,184)
iShares 20+ Year Treasury Bond ETF	8/10/2022	$136.76	73	(964,184)	(66,090)
S&P 500® Mini Index	8/10/2022	$450.42	11	(498,344)	(21,759)
					(135,033)
Total Options Written (Premiums Received $694,495)					$(735,604)

(a) Exchange-Traded